Apr. 30, 2025
Investment Objective
Ancora Income Fund (the “Fund”) has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares, common and preferred shares of closed-end investment companies (also known as “closed-end funds”) and shares of exchange-traded funds (“ETFs”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  In addition, certain of the debt securities in which the Fund invests are bonds the issuers of which are real estate investment trusts and business development companies. The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies. The Fund will invest only in securities of companies with market capitalizations of more than $500 million, except that the Fund may invest in closed-end funds with market capitalizations of less than that amount.

The Fund will alter the composition of its portfolio as economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  The Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound.  The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments that incorporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

Principal Risks

The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

•	Interest Rate and Related Risks. Generally, when market interest rates rise, the value of debt securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Low interest rates in the United States and other countries relative to historic rates may increase the Fund’s exposure to risks associated with rising interest rates. In addition, fluctuations in interest rates may adversely affect the liquidity of certain fixed-income securities held by the Fund.
•	SOFR Risk. The Fund may invest in securities that have floating or variable rate calculations for payment obligations or financing terms based on the Secured Overnight Financing Rate (“SOFR”). SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume- weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three- month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
•	Credit Risk. The risk that the issuer or the guarantor of a debt security is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value. If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increases.
•	Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or if the Fund experiences defaults on debt securities it holds.
•	Investment Grade Securities Risk. Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.
•	Junk Bond Risk. Securities rated below investment grade, also known as junk bonds, are speculative and generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.
•	U.S. Government Securities Risk. U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.
•	Closed-End Funds and ETFs. The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund may purchase shares of closed-end funds which trade at a market discount. However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

The closed-end funds and ETFs in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds or ETFs often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Transactions in shares of closed-end funds and ETFs are also subject to brokerage commission costs, resulting in greater expenses for the Fund.

In addition, because these closed-end funds and ETFs invest in debt securities, they are subject to the same risks applicable to debt securities described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers.  Such investments involve the following additional risks:

o	Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund’s assets denominated in that currency will decrease. Although these closed-end funds may enter into “hedging” transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund’s portfolio remains subject to this risk of loss.

o	There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Banking Exposure Risk. To the extent the Fund invests significant assets in bank and bank holding company obligations, such banking sector investments would link the performance of the Fund to changes in the performance of the banking sector generally. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have significant portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry.
•	Liquidity Risk. Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Fund holds illiquid investments, the Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced during periods of market turmoil or economic uncertainty.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancora.net.

Total Returns as of 12/31 For Class I Shares
During the period shown in the bar chart, the highest return for a quarter was 10.10% (quarter ended June 30, 2020) and the lowest return for a quarter was -14.67% (quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Ancora/Thelen Small-Mid Cap
Investment Objective
The investment objective of Ancora/Thelen Small-Mid Cap Fund (the “Fund”) is to obtain capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora/Thelen Small-Mid Cap	class I	class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora/Thelen Small-Mid Cap		class I	class S
Management Fees		1.00%	1.00%
Distribution/Service (12b-1) Fees		none	none
Shareholder Service Fees		0.01%	none
Remainder of Other Expenses		0.20%	0.20%
Other Expenses		0.21%	0.20%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.22%	1.21%
Fee Waiver	[2]	none	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.22%	1.01%
[1]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[2]	Ancora Advisors LLC (the “Advisor”) and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.39% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2026 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora/Thelen Small-Mid Cap - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Risk [Text Block]
class I	124	387	670	1,477
class S	103	364	646	1,448
All Risks Member

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Member]					you may lose money if you invest in the Fund
Market Risk [Member]					Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
Market And Geopolitical Risk [Member]					Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
Sector Risk [Member]					Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
Operational Risk [Member]					Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cybersecurity Risk [Member]					Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
Management Risk [Member]					Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Large Investor Risk [Member]					Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
Speculative Nature Risk [Member]					Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
Small Company Stock Risk [Member]					Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
Medium Company Stock Risk [Member]					Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
Large Company Stock Risk [Member]					Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Value Investing Risk [Member]					Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
Profitability Investment Risk [Member]					Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets in the equity securities of “small to mid cap” companies. Currently, the Fund defines a small to mid-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2500 Index, an index that tracks stocks of 2,500 of the smallest U.S. companies, or is $10 billion or less at the time of investment. Equity securities include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity.

In deciding which securities to buy and sell, the Advisor seeks to identify securities of smaller companies that it believes are undervalued by the market. The Advisor will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund’s investments may include companies that are going through a corporate restructuring, companies that have recently been spun off from a parent, companies that the Advisor believes have a competitive advantage but the stock is temporarily mispriced and companies that do not have significant research written or are considered to be underfollowed by Wall Street firms. In addition to considering the research analysts’ sector-specific recommendations and other factors, the Advisor employs quantitative analysis to evaluate the analysts’ recommendations and construct the Fund’s investment portfolio. Sell decisions are made when there is deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Annual Total Return

The bar chart and table give some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancora.net.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 28.19% (quarter ended December 31, 2020) and the lowest return for a quarter was -31.85% (quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns - Ancora/Thelen Small-Mid Cap	1 Year	5 Years	10 Years	Since Inception
class I	18.23%	10.58%	8.54%
class I | After Taxes on Distributions	16.27%	8.65%	7.15%
class I | After Taxes on Distributions and Sales	12.14%	7.91%	6.53%
class I | Russell 2500 Class S	12.00%	8.77%	8.85%
class S	18.49%	10.86%		8.93%
class S | Russell 2500 Class S	12.00%	8.77%		8.47%

* From June 19, 2015 (inception of class)
Ancora Microcap Fund
Investment Objective
The investment objective of Ancora MicroCap Fund (the “Fund”) is to obtain capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora Microcap Fund	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora Microcap Fund		Class I	Total
Management Fees		1.00%
Distribution/Service (12b-1) Fees		none
Shareholder Service Fees		0.01%
Remainder of Other Expenses		0.62%
Other Expenses		0.63%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		1.73%
Expense Footnotes [Text Block]			Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.
Fee Waiver	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.70%
[1]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[2]	Ancora Advisors LLC (the “Advisor”) and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.60% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2026 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See Fund Details – Investment Advisor for details on this fee waiver agreement.

Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.
Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora Microcap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Risk [Text Block]
Class I	173	542	936	2,038
Class S	112	481	875	1,979
All Risks Member

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Member]					you may lose money if you invest in the Fund
Market Risk [Member]					Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
Market And Geopolitical Risk [Member]					Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
Sector Risk [Member]					Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
Operational Risk [Member]					Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cybersecurity Risk [Member]					Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
Management Risk [Member]					Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Large Investor Risk [Member]					Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
Speculative Nature Risk [Member]					Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
Small Company Stock Risk [Member]					Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
Medium Company Stock Risk [Member]					Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
Value Investing Risk [Member]					Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
Profitability Investment Risk [Member]					Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the assets of the Fund will be invested in equity securities of companies whose equity securities have a total market value of under $700,000,000. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock. The Fund emphasizes a “value” style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments.

Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings. As a result of its focus on small companies and its intent to take short-term positions in certain equity securities, this Fund may be considered to be more “aggressive” than other mutual funds having a “value” style of investing.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	Small Company Stock Risk. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancora.net.

Total Returns as of 12/31 For Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 34.22% (quarter ended March 31, 2021) and the lowest return for a quarter was -36.17% (quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns - Ancora Microcap Fund - Class I	1 Year	5 Years	10 Years
Performance Measure Domain	3.52%	11.34%	6.39%
After Taxes on Distributions	2.20%	10.74%	5.13%
After Taxes on Distributions and Sales	3.03%	8.95%	4.72%
Russell Microcap Index	13.71%	6.97%	6.77%

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Ancora Dividend Value Equity Fund
Investment Objective
The investment objective of Ancora Dividend Value Equity Fund (the “Fund”) is to provide growth of income and long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora Dividend Value Equity Fund	CLASS I	CLASS S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora Dividend Value Equity Fund		CLASS I	CLASS S	Total
Management Fees		0.75%	0.75%
Distribution/Service (12b-1) Fees		none	none
Shareholder Service Fees		0.01%	none
Remainder of Other Expenses		0.35%	0.35%
Other Expenses		0.36%	0.35%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses	[2]	1.11%	1.10%
Expense Footnotes [Text Block]				Other Expenses and Acquired Fund Fees and Expenses for Class S Shares are based on estimated amounts. Class S Shares were not offered prior to the date of this Prospectus.
Fee Waiver		(0.11%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.00%	0.75%
[1]	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[2]	Ancora Advisors LLC (the “Advisor”) and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.00% for Class I shares and 0.75% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2026 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See Fund Details – Investment Advisor for details on this fee waiver agreement.

Other Expenses and Acquired Fund Fees and Expenses for Class S Shares are based on estimated amounts. Class S Shares were not offered prior to the date of this Prospectus.
Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora Dividend Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Risk [Text Block]
CLASS I	102	342	601	1,342
CLASS S	77	315	572	1,309
All Risks Member

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	ADR Risk. Because the Fund may invest in American Depositary Receipts (ADRs) whether in the United States or in local foreign markets, the Fund’s share price may be more affected by geopolitical or foreign economic conditions, accounting or auditing standards than otherwise.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Member]					you may lose money if you invest in the Fund
Market Risk [Member]					Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
Market And Geopolitical Risk [Member]					Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
Sector Risk [Member]					Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
Operational Risk [Member]					Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cybersecurity Risk [Member]					Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
Management Risk [Member]					Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
Large Investor Risk [Member]					Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.
Speculative Nature Risk [Member]					Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
Medium Company Stock Risk [Member]					Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
Large Company Stock Risk [Member]					Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Value Investing Risk [Member]					Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
Profitability Investment Risk [Member]					Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.
A D R Risk [Member]					ADR Risk. Because the Fund may invest in American Depositary Receipts (ADRs) whether in the United States or in local foreign markets, the Fund’s share price may be more affected by geopolitical or foreign economic conditions, accounting or auditing standards than otherwise.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its whole portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the assets of the Fund will be invested in dividend paying equity securities with attractive dividend growth potential that are selling at discounted valuations at the time of purchase. Equity securities consist of common stock, preferred stock and securities convertible into common or preferred stock. The Fund will invest predominantly in equity securities of large companies.

In deciding which securities to buy and sell, the Advisor utilizes in-depth, proprietary bottoms-up company research, seeking to identify high quality dividend paying companies with strong competitive positions in their key markets. The Advisor will target companies trading at an attractive dividend yield, sustainable cash flow streams and the ability to grow their dividend consistently. The strategy utilizes various research and screening tools to identify potential catalysts to unlock value and gain an attractive return relative to our intrinsic valuation while maintaining a margin of safety. The Fund will seek to be diversified across industry sectors as well as issuers. The Advisor may select companies not domiciled in the U.S. by investing in ADRs limited to 25% of the Fund.

Principal Risks

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•	Market Risk. The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.
•	Speculative Nature Risk. The Fund intends to invest in securities that are more speculative than other securities and, therefore, subject to a substantial decline or total loss in value. Because of the speculative nature of these securities, shareholders of the Fund are exposed to a high degree of risk.
•	ADR Risk. Because the Fund may invest in American Depositary Receipts (ADRs) whether in the United States or in local foreign markets, the Fund’s share price may be more affected by geopolitical or foreign economic conditions, accounting or auditing standards than otherwise.
•	Medium-Size Company Stock Risk. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.
•	Large Company Stock Risk. Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio manager considers the true business value or because the portfolio manager has misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation),interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.
•	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•	Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.
•	Management Risk. The investment techniques and risk analyses applied by the Advisor may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Advisor in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
•	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

•	Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Annual Total Return

The bar chart and table give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance with respect to the Fund is available at www.ancora.net.

Total Returns as of December 31 for Class I Shares

During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended June 30, 2020) and the lowest return for a quarter was -23.10% (quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns - Ancora Dividend Value Equity Fund - CLASS I	1 Year	5 Years	Since Inception
Performance Measure Domain	16.44%	10.27%	11.41%
After Taxes on Distributions	15.12%	9.55%	10.71%
After Taxes on Distributions and Sales	10.25%	7.86%	8.85%
Russell 1000 Index	14.37%	8.69%	9.44%

* From May 7, 2019 (inception of operations).

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Ancora Income Fund
Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.